Statutory Reserves (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory Reserves (Textual)
Percentage of after tax profits	10.00%
Percentage of accumulated on general reserve	50.00%
Statutory reserves